Segment Information (Tables)	3 Months Ended
Mar. 31, 2025
Segment Information [Abstract]
Schedule of Revenue and Operating Results by Segments	The revenue and operating results by segments were as follows:
	For the three months ended March 31, 2024
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$33,473	$7,538	$44,576	$-	$85,587
Operating cost and expenses
Integrated service cost	-	(4,061)	(40,427)	-	(44,488)
Promotional service and selling expenses	(35,957)	(3,044)	(1,404)	-	(40,405)
General and administrative expenses	(1,052)	(268)	(2,721)	(592)	(4,633)
Research and development expenses	(16)	(85)	(505)	-	(606)
Total operating costs and expenses	(37,025)	(7,458)	(45,057)	(592)	(90,132)
Total other expenses, net (1)	(65)	(73)	(352)	(151)	(641)
Segment (loss) income before tax	$(3,617)	$7	$(833)	$(743)	$(5,186)

	For the three months ended March 31, 2025
	Auto eInsurance service	Technology service	Auto service	Others	Consolidated
Revenues from external customers	$45,927	$10,665	$46,003	$-	$102,595
Operating cost and expenses
Integrated service cost	-	(6,292)	(42,130)	-	(48,422)
Promotional service and selling expenses	(45,464)	(3,775)	(1,549)	-	(50,788)
General and administrative expenses	(1,230)	(1,775)	(1,405)	(1,010)	(5,420)
Research and development expenses	(230)	(211)	(482)	-	(923)
Total operating costs and expenses	(46,924)	(12,053)	(45,566)	(1,010)	(105,553)
Total other income (expenses), net (1)	56	(73)	(645)	(111)	(773)
Segment loss before tax	$(941)	$(1,461)	$(208)	$(1,121)	$(3,731)

(1)	Included net of financial expenses, investment income and others.

Schedule of Total Assets by Segments

The total assets by segments as of December 31, 2024 and as of March 31, 2025 were as follows:

	December 31,	March 31,
	2024	2025
Segment assets
Auto eInsurance service	$56,769	$67,491
Technology service	39,391	16,021
Auto service	148,630	180,834
Others	1,938	12,335
Total segment assets	$246,728	$276,681